PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 1,455
Charges	306	$ 319	$ 326
Impairment	(31)	(30)	(1)
Property, plant and equipment at end of period	1,470	1,455
Reconciliation of changes in property, plant and equipment
Contractual commitments for acquisition of property, plant and equipment	12	20
Disclosure of quantitative information about leases for lessee [abstract]
Depreciation charge in the year	54	56	56
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,024	3,967
Exchange adjustment	43	(129)
Acquisitions - Property, plant and equipment		2
Additions	379	340
Disposals	(180)	(153)
Impairment	(5)	(3)
Reclassifications	4
Transfers	(23)
Property, plant and equipment at end of period	4,242	4,024	3,967
Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(2,569)	(2,454)
Exchange adjustment	(27)	89
Charges	306	319
Disposals	160	142
Impairment	(26)	(27)
Reclassifications	(4)
Property, plant and equipment at end of period	$ (2,772)	(2,569)	(2,454)
Property, plant and equipment other than buildings | Minimum
Reconciliation of changes in property, plant and equipment
Useful lives, property, plant and equipment	3 years
Property, plant and equipment other than buildings | Maximum
Reconciliation of changes in property, plant and equipment
Useful lives, property, plant and equipment	20 years
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 442
Property, plant and equipment at end of period	453	442
Right-of-use assets	157
Disclosure of quantitative information about leases for lessee [abstract]
Additions	45
Depreciation charge in the year	42
Right of use assets	157
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	726	688
Exchange adjustment	8	(18)
Additions	69	51
Disposals	(39)	(45)
Reclassifications	4
Transfers	27	50
Property, plant and equipment at end of period	795	726	688
Land and buildings | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(284)	(249)
Exchange adjustment	(4)	8
Charges	63	62
Disposals	34	37
Impairment	(21)	(18)
Reclassifications	(4)
Property, plant and equipment at end of period	(342)	(284)	(249)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	22
Property, plant and equipment at end of period	$ 37	22
Buildings | Minimum
Reconciliation of changes in property, plant and equipment
Useful lives, property, plant and equipment	20 years
Buildings | Maximum
Reconciliation of changes in property, plant and equipment
Useful lives, property, plant and equipment	50 years
Instruments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 344
Property, plant and equipment at end of period	392	344
Instruments | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,710	1,694
Exchange adjustment	10	(66)
Acquisitions - Property, plant and equipment		2
Additions	211	129
Disposals	(88)	(58)
Transfers	1	9
Property, plant and equipment at end of period	1,844	1,710	1,694
Instruments | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,366)	(1,292)
Exchange adjustment	(8)	52
Charges	154	172
Disposals	76	58
Impairment	(1)	(8)
Transfers	1	(4)
Property, plant and equipment at end of period	(1,452)	(1,366)	(1,292)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	413
Property, plant and equipment at end of period	455	413
Right-of-use assets	28
Disclosure of quantitative information about leases for lessee [abstract]
Additions	11
Depreciation charge in the year	12
Right of use assets	28
Other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,332	1,282
Exchange adjustment	21	(39)
Additions	29	24
Disposals	(51)	(49)
Transfers	102	114
Property, plant and equipment at end of period	1,433	1,332	1,282
Other | Amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(919)	(913)
Exchange adjustment	(15)	29
Charges	89	85
Disposals	50	47
Impairment	(4)	(1)
Transfers	(1)	4
Property, plant and equipment at end of period	(978)	(919)	(913)
Assets in course of construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	256
Property, plant and equipment at end of period	170	256
Assets in course of construction | Software
Disclosure of detailed information about property, plant and equipment [line items]
Transfers	(23)	0
Assets in course of construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	256	303
Exchange adjustment	4	(6)
Additions	70	136
Disposals	(2)	(1)
Impairment	(5)	(3)
Transfers	(153)	(173)
Property, plant and equipment at end of period	$ 170	$ 256	$ 303